Other Accounts Payable - Summary of Advances Details From Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Payables [line items]
Total	S/ 309,590	S/ 307,839
Current	278,490	270,714
Non-current	31,100	37,125
Advances Customers Consortiums [member]
Disclosure Of Other Payables [line items]
Total	83,640	115,250
Current	83,640	113,093
Non-current		2,157
Customer advances for real estate projects [member]
Disclosure Of Other Payables [line items]
Total	78,286	66,258
Current	78,286	66,258
Concentradora Norte - Quellaveco [member]
Disclosure Of Other Payables [line items]
Total	86,415	64,118
Current	71,571	44,932
Non-current	14,844	19,186
Special National Transportation Infrastructure Project [member]
Disclosure Of Other Payables [line items]
Total	24,050	42,030
Current	13,781	26,534
Non-current	10,269	15,496
Others [member]
Disclosure Of Other Payables [line items]
Total	37,199	20,183
Current	31,212	19,897
Non-current	S/ 5,987	S/ 286